Common Stock - Additional Information (Detail)						1 Months Ended					3 Months Ended		4 Months Ended	12 Months Ended
	Nov. 03, 2016 shares	Jul. 11, 2016 USD ($) $ / shares shares	Jun. 01, 2016 USD ($) shares	Apr. 07, 2016 shares	Aug. 25, 2015 shares	Dec. 28, 2016 $ / shares shares	Feb. 29, 2016 shares	Feb. 24, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2016 shares	Jun. 03, 2016 $ / shares shares	Dec. 11, 2015 $ / shares
Class Of Stock [Line Items]
Common stock, shares authorized						1,500,000,000					1,500,000,000		200,000,000	200,000,000	200,000,000
Common stock, par value | $ / shares						$ 0.0001					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares issued											763,612		489	940	489
Common stock, shares outstanding											763,612		489	940	489
Proceeds from Warrant | $											$ 0	$ 1,335,950		$ 1,449,850	$ 3,161,220
Issuance of stock										2,724,000
Warrants Exercisable											94,553		13,219,597	13,219,597	13,219,597
Common shares issued upon cash less exercise of warrants															1
Class of Warrant or Right, Outstanding											67,640,513		13,219,597	67,735,066	13,219,597
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.001		$ 0.001	$ 0.001	$ 0.001
Underwriter Purchase Options
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants														2
Warrants exercised														121,540
Proceeds from Warrant | $														$ 1,335,950
Shares issued price per share | $ / shares														$ 11.00
June 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock			3,160,000
Proceeds from Issuance of Initial Public Offering | $			$ 5,300,000
February 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock								39,200,000
Proceeds from Issuance of Initial Public Offering | $								$ 5,000,000
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued														1	1
Conversion of stock, shares converted														13,967	2,650,403
Issuance of stock															14,750
Series E Convertible Preferred Stock | Underwriter Purchase Options
Class Of Stock [Line Items]
Conversion of stock, shares issued														1
Warrants exercised														121,450
Series F Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares issued														236
Conversion Price Per Share | $ / shares											$ 12,000			$ 12,000
Preferred Stock, Par or Stated Value Per Share | $ / shares														$ 1,000
Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized						1,500,000,000								1,500,000,000
Conversion of stock, shares issued	196										4,308,824			40
Issuance of stock														32	0
Cash exercise of unit purchase option (in shares)														0	0
Common Stock | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares issued															1
Conversion of stock, shares converted															2,650,403
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.001			$ 0.001
Class B Warrant
Class Of Stock [Line Items]
Shares issued price per share | $ / shares											$ 1.36
Warrants Exercisable													1,310,956	1,310,956	1,310,956
Cashless exercise of Warrants														0	334,889
Class of Warrant or Right, Outstanding											1,310,956		1,310,956	1,310,956	1,310,956
Class B Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						0
Class A Warrant
Class Of Stock [Line Items]
Shares issued price per share | $ / shares											$ 1.36
Warrants Exercisable													1,532,598	1,532,598	1,532,598
Cashless exercise of Warrants														0	508,641
Class of Warrant or Right, Outstanding											1,532,598		1,532,598	1,532,598	1,532,598
Class A Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						0
Series A Warrant
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants															1
Warrants exercised															1,074,082
Proceeds from Warrant | $															$ 2,252,020
Series B Warrant
Class Of Stock [Line Items]
Warrants exercised														0	1,074,082
Shares issued price per share | $ / shares											$ 660,500,000
Warrants Exercisable													1,074,082	1,074,082	1,074,082
Class of Warrant or Right, Outstanding											1,074,082		1,074,082	1,074,082	1,074,082
Series B Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						0
Series C Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted														138,158
Common shares issued upon exercise of warrants									1
Warrants exercised									384,000
Proceeds from Warrant | $									$ 979,200
Issuance of stock									1						118,000
Warrants issued during period					21,408,000
Shares issued price per share | $ / shares										$ 4,200,000,000
Warrants Exercisable										26			5,229,973	5,229,973	5,229,973
Common shares issued upon cash less exercise of warrants															12
Cashless exercise of Warrants														5,229,973	15,630,027
Proceeds from issuance of common stock | $									$ 979,200						$ 979,200
Cash exercise of unit purchase option (in shares)														1
Class Of Warrant Or Right Cashless Exercise Of Warrants														5,091,815
Class of Warrant or Right, Outstanding													5,229,973	47,528	5,229,973
Series C Warrant | Cashless Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted															15,246,027
Issuance of stock															11
Series C Warrant | Warrant, Cash Exercise
Class Of Stock [Line Items]
Conversion of stock, shares converted															384,000
Issuance of stock															1
Series C Warrant | Underwriter Purchase Options
Class Of Stock [Line Items]
Warrants exercised														972,320
Cash exercise of unit purchase option (in shares)														1
Series C Warrant | Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock					2,676,000
Series C Warrant | Common Stock
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants															1
Issuance of stock													12	1
Cashless exercise of Warrants													15,128,027
Series E Warrants [Member]
Class Of Stock [Line Items]
Common shares issued upon exercise of warrants				1
Warrants Exercisable				2.5			70
Class of Warrant or Right, Outstanding				58,800,000
Business Combination Common Stock Exchange Ratio				2.5
Derivative, Term of Contract							6 years
Series E Warrants [Member] | February 2016 Unit Offering
Class Of Stock [Line Items]
Warrants issued during period								58,800,000
Derivative, Term of Contract								6 years
Series E Warrants [Member] | Common Stock | February 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock								1
Warrants Exercisable								2.5
Series E Warrants [Member] | Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted															100,800,000,000
Series G Warrant
Class Of Stock [Line Items]
Conversion of stock, shares converted		85,000				48,000,000
Warrants exercised		85,000
Proceeds from Warrant | $		$ 113,900
Issuance of stock		1
Shares issued price per share | $ / shares		$ 113,900									$ 1.36
Warrants Exercisable																31	31
Cash exercise of unit purchase option (in shares)		1
Class of Warrant or Right, Outstanding											3,075,000			3,075,000
Derivative, Term of Contract														5 years
Series G Warrant | June 2016 Unit Offering
Class Of Stock [Line Items]
Warrants issued during period			3,160,000
Shares issued price per share | $ / shares																	$ 91,200,000
Derivative, Term of Contract			5 years
Series G Warrant | Common Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted						0
Series G Warrant | Common Stock | June 2016 Unit Offering
Class Of Stock [Line Items]
Issuance of stock			31
Warrants Exercisable																	31
Warrants [Member] | February 2016 Unit Offering
Class Of Stock [Line Items]
Shares issued price per share | $ / shares								$ 420,000,000
Mandatory Conversion [Member] | Series F Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted														2,096
Voluntary Conversion [Member] | Series F Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion of stock, shares converted														480
Note 2015 [Member]
Class Of Stock [Line Items]
Debt Conversion, Converted Instrument, Shares Issued														177
Fair value of common stock issued | $														$ 13,666,887
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 77,214
Note 2016 [Member]
Class Of Stock [Line Items]
Conversion of stock, shares issued											762,672
Conversion of stock, shares converted											3,854,077
Conversion of preferred stock to common stock, conversion ratio											5.05